Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information
Entity Registrant Name	BANCO SANTANDER CHILE
Entity Central Index Key	0001027552
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	true
Entity Common Stock, Shares Outstanding	0
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	F3
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-14554
Entity Ex Transition Period	false